Note 12 - Intangible Assets	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]
1
2
.          Intangible
a
ssets

	As at June 30		As at March 31
(US dollars in thousands)	2020	2019	2019	201 8
Goodwill	21,919	22,387	22,622	24,482
Other intangible assets	7,930	9,375	9,744	11,920
Total	29,849	31,762	32,366	36,402

(a)	Goodwill

Goodwill arose on the purchase of Aevitas O Holdings Limited and VivoPower Pty Ltd on
December 29, 2016.

	As at June 30		As at March 31
(US dollars in thousands)	2020	2019	2019	2018
As at July 1 / April 1	22,387	22,622	24,482	30,393
Revaluations	-	-	-	3,597
Goodwill previously not recognized	-	-	-	627
Impairment	-	-	-	(11,092)
Reclassifications	-	-	-	138
Additions	-	-	-	-
Foreign exchange	(468)	(235)	(1,860)	819
Carrying value at June 30 / March 31	21,919	22,387	22,622	24,482

The carrying amounts of goodwill by Cash Generating Unit (“CGU”) are as follows:

	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	12,483	12,751	12,884	13,949
VivoPower Pty Ltd (allocated to the Solar Development segment)	9,436	9,636	9,738	10,533
Total	21,919	22,387	22,622	24,482

The Group conducts impairment tests on the carrying value of goodwill annually, or more frequently if there are any indications that goodwill might be impaired. The recoverable amount of the Cash Generating Unit (“CGU”) to which goodwill has been allocated are determined from value in use calculations. The key assumptions in the calculations are the discount rates applied, expected operating margin levels and long-term growth rates. Management estimates discount rates that reflect the current market assessments while margins and growth rates are based upon approved budgets and related projections.

The Group prepares cash flow forecasts using the approved budgets for the coming financial year and management projections for the following two
years. Cash flows are also projected for subsequent years as management believes that the investment is held for the long term. These budgets and projections reflect management's view of the expected market conditions and the position of the CGU's products and services within those markets.

The CGU represented by Aevitas O Holdings Limited was assessed to have a value in excess of its carrying value and hence no
additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of impairment were discount rate based on the weighted average cost of capital of
10.6%
(
June 30, 2019:
8.8%;
March 31, 2019:
8.8%;
2018:
9.2%
) and annual growth rate of
3.0%
per annum.
No
sensitivity analysis is provided as the Company expects
no
foreseeable changes in the assumptions that would result in impairment of the goodwill.

The CGU represented by VivoPower Pty Ltd was assessed to have a value in excess of its carrying value and hence no
additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of impairment were weighted average cost of capital of
10.9%
(
June 30, 2019:
11.0%;
March 31, 2019:
11.0%;
2018:
12.1%
), an average annual growth rate in years
1
-
5
of
53%
during the initial expansion phase, and a long-term growth rate of
3.0%
from year
6
onwards.

If the weighted average cost of capital had been
1%
higher than management's estimates, the Group would have had to recognize an impairment of
$1.5
million. If project realizations in years
1
-
5
result in an EBITDA
10%
less than management's estimates, the Group would have had to recognize an impairment of
$0.9
million. If the long-term growth rate in year
6
onwards was
2%
instead of
3%,
the Group would have had to recognize an impairment of
$1.2
million.

(b)	Other i ntangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
Cost
At March 31, 2018	5,799	2,680	4,577	154	98	13,308
Foreign exchange	(439)	(204)	(348)	(12)	(11)	(1,013)
Disposals	(263)	-	-	-	(72)	(335)
At March 31, 201 9	5,097	2,476	4,229	142	16	11,960
Foreign exchange	(55)	(26)	(44)	(1)	-	(126)
Additions	-	-	-	-	12	12
Disposals	(50)	-	-	-	-	(50)
At June 3 0 , 2019	4,992	2,450	4,185	141	28	11,796
Foreign exchange	(103)	(51)	(86)	(3)	(1)	(244)
Additions	461	-	-	-	-	461
Disposals	(968)	-	-	-	(9)	(977)
At June 3 0 , 20 20	4,382	2,399	4,099	138	18	11,036

Amortization	Customer Relationships	Trade Names	Fa v orable Supply Contracts	Databases	Other	Total
At March 31, 201 8	677	237	406	68	-	1,388
Foreign exchange	(75)	(22)	(38)	(6)	-	(141)
Amortization	483	169	289	49	-	990
Disposals	(21)	-		-	-	(21)
At March 31, 201 9	1,064	384	657	111	-	2,216
Foreign exchange	(6)	(4)	(7)	(1)	-	(18)
Amortization	100	41	70	12	-	223
At June 3 0 , 2019	1,158	421	720	122	-	2,421
Foreign exchange	(24)	(9)	(15)	(2)	-	(50)
Amortization	404	160	273	13	18	868
Disposals	(133)	-	-	-	-	(133)
At June 3 0 , 20 20	1,405	572	978	133	18	3,106

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
At March 31, 2017	9,606	2,445	2,366	698	812	15,927
At March 31, 2018	5,122	2,443	4,171	86	98	11,920
At March 31, 2019	4.033	2.092	3,572	31	16	9,744
At June 30, 2019	3,834	2,029	3,465	19	28	9,375
At June 30, 2020	2,977	1,827	3,121	5	-	7,930

Customer relationships, trade names and favorable supply contracts have an average remaining period of amortization of
10
years,
13
years and
13
years respectively.

Additions in the year comprise investment in the Daisy Hill and Yoogali Solar projects in Australia, which the Group owns a
60%
effective equity share of through its investment in the IT Power project companies. Intangible assets of
$0.5
million include
100%
of the intangible assets invested. The non-controlling interest share of
$0.2
million is reflected in equity. These project development costs are categorized in customer relationships.

Intangible assets disposed of in the year relate to the Sun Connect portfolio, as described in note
5.
Sun Connect portfolio costs were categorized in customer relationships.